CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Common Stock	Retained earnings	Accumulated other comprehensive income (loss)	Treasury Stock, Common
Balances at January 1, 2018 at Dec. 31, 2020	$ 2,282,070	$ 1,638,947	$ 720,429	$ 48,664	$ (125,970)
Balances at January 1, 2018 at Dec. 31, 2020		104,281,794			(6,259,865)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	205,160		205,160
Other comprehensive loss	(49,097)			(49,097)
Cash dividends declared:
Common Stock at $0.92 per share in 2021, $0.92 per share in 2022, and $0.92 per share in 2023	(88,116)		(88,116)
Stock Issued During Period, Shares, Acquisitions					405,805
Common stock issued in connection with business combinations	$ 10,000	$ 1,251			$ 8,749
Treasury Stock, Shares, Acquired	(4,633,355)				(4,633,355)
Treasury Stock, Value, Acquired, Cost Method	$ (108,077)				$ (108,077)
Exercise of stock options, net of shares purchased (in shares)					6,936
Exercise of stock options, net of shares purchased	(64)	(81)			$ (145)
Restricted stock awards, net of forfeitures (in shares)					347,925
Restricted stock awards, net of forfeitures	(2,697)	(9,394)			$ 6,697
Share-based compensation expense	9,635	$ 9,635
Ending Balances (in shares) at Dec. 31, 2021		104,281,794			(10,132,554)
Ending Balances at Dec. 31, 2021	2,258,942	$ 1,640,358	837,473	(433)	$ (218,456)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	217,612		217,612
Other comprehensive loss	(358,230)			(358,230)
Cash dividends declared:
Common Stock at $0.92 per share in 2021, $0.92 per share in 2022, and $0.92 per share in 2023	(86,848)		(86,848)
Common stock issued in connection with business combinations	0
Exercise of stock options, net of shares purchased (in shares)					15,660
Exercise of stock options, net of shares purchased	(177)	(160)			$ (337)
Restricted stock awards, net of forfeitures (in shares)					726,199
Restricted stock awards, net of forfeitures	(3,659)	(18,972)			$ 15,313
Share-based compensation expense	13,379	$ 13,379
Ending Balances (in shares) at Dec. 31, 2022		104,281,794			(9,390,695)
Ending Balances at Dec. 31, 2022	2,041,373	$ 1,634,605	968,237	(358,663)	$ (202,806)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	255,863		255,863
Other comprehensive loss	48,844			48,844
Cash dividends declared:
Common Stock at $0.92 per share in 2021, $0.92 per share in 2022, and $0.92 per share in 2023	(87,382)		(87,382)
Common stock issued in connection with business combinations	$ 0
Exercise of stock options, net of shares purchased (in shares)	4,855				4,855
Exercise of stock options, net of shares purchased	$ (48)	(57)			$ (105)
Restricted stock awards, net of forfeitures (in shares)					245,290
Restricted stock awards, net of forfeitures	(5,670)	(10,474)			$ 4,804
Share-based compensation expense	14,898	$ 14,898
Ending Balances (in shares) at Dec. 31, 2023		104,281,794			(9,140,550)
Ending Balances at Dec. 31, 2023	$ 2,267,974	$ 1,638,972	$ 1,136,718	$ (309,819)	$ (197,897)